UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                               MID CAP PORTFOLIO
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.5%
---------------------------------------------------------------------------------------------------------
                                                                              SHARES             VALUE
                                                                            ---------        ------------
CONSUMER DISCRETIONARY -- 11.1%
    Autoliv ............................................................        4,700        $    283,598
    GameStop, Cl A* ....................................................        7,510             401,260
    Limited Brands .....................................................       13,913             388,729
    Scientific Games, Cl A* ............................................        9,957             309,065
    Weight Watchers International ......................................        6,865             370,916
                                                                                             ------------
                                                                                                1,753,568
                                                                                             ------------
CONSUMER STAPLES -- 4.6%
    BJ's Wholesale Club* ...............................................       13,952             426,094
    Herbalife* .........................................................        8,860             290,608
                                                                                             ------------
                                                                                                  716,702
                                                                                             ------------
ENERGY -- 7.9%
    Consol Energy ......................................................        9,406             323,849
    National Oilwell Varco* ............................................        7,164             434,425
    Noble ..............................................................        6,492             486,575
                                                                                             ------------
                                                                                                1,244,849
                                                                                             ------------
FINANCIALS -- 11.9%
    HCC Insurance Holdings .............................................       11,707             365,610
    Mercury General ....................................................        7,954             414,881
    Synovus Financial ..................................................       13,341             425,978
    TCF Financial ......................................................       14,814             375,979
    TD Ameritrade Holding* .............................................       16,206             286,684
                                                                                             ------------
                                                                                                1,869,132
                                                                                             ------------
HEALTH CARE -- 15.3%
    Advanced Medical Optics* ...........................................        7,302             268,349
    Barr Pharmaceuticals* ..............................................        4,145             221,840
    Medimmune* .........................................................       12,717             440,771
    Pediatrix Medical Group* ...........................................        6,595             346,501
    Pharmaceutical Product Development .................................       12,939             446,396
    Sepracor* ..........................................................        7,634             435,596
    Universal Health Services, Cl B ....................................        4,387             254,139
                                                                                             ------------
                                                                                                2,413,592
                                                                                             ------------
INDUSTRIALS -- 17.3%
    Allied Waste Industries* ...........................................       30,696             392,602
    Dover ..............................................................        7,512             372,595
    MSC Industrial Direct, Cl A ........................................       10,944             472,671
    Ryder System .......................................................        5,067             276,354
    Southwest Airlines .................................................       22,326             337,123
    Steelcase, Cl A ....................................................       16,133             316,045
    Waste Management ...................................................       14,773             561,079
                                                                                             ------------
                                                                                                2,728,469
                                                                                             ------------
INFORMATION TECHNOLOGY -- 9.9%
    Alliance Data Systems* .............................................        7,196             488,824
    Harris .............................................................       11,543             586,615
    Kla-Tencor .........................................................        9,625             473,839
                                                                                             ------------
                                                                                                1,549,278
                                                                                             ------------
MATERIALS -- 10.2%
    Cabot ..............................................................        8,176             365,794

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                               MID CAP PORTFOLIO
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------------------
                                                                              SHARES             VALUE
                                                                            ---------        ------------
MATERIALS -- CONTINUED
    International Flavors & Fragrances .................................       11,128        $    539,485
    Nalco Holding* .....................................................       15,032             345,586
    Owens-Illinois* ....................................................       15,826             352,287
                                                                                             ------------
                                                                                                1,603,152
                                                                                             ------------
UTILITIES -- 2.3%
    Covanta Holding* ...................................................       15,518             367,156
                                                                                             ------------
    TOTAL COMMON STOCK
        (Cost $13,395,294) .............................................                       14,245,898
                                                                                             ------------
---------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 13.1%
---------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 13.1%
    HighMark 100% U.S. Treasury Money Market Fund,
       Fiduciary Class,  4.520% (A) ....................................      152,746             152,746
    HighMark Diversified Money Market Fund,
       Fiduciary Class, 4.970% (A) .....................................      610,983             610,983
    HighMark U.S. Government Money Market Fund,
       Fiduciary Class, 4.910% (A) .....................................      610,983             610,983
    Union Bank of California Diversified Money Market Fund,
       4.530% (B) ......................................................      682,576             682,576
                                                                                             ------------
    TOTAL SHORT-TERM INVESTMENTS
        (Cost $2,057,288) ..............................................                        2,057,288
                                                                                             ------------
    TOTAL INVESTMENTS -- 103.6%
        (Cost $15,452,582)+ ............................................                     $ 16,303,186
                                                                                             ============

      Percentages are based on Net Assets of $15,732,575.

*     Non-Income Producing Security

(A)   Rate shown is the 7-day effective yield as of January 31, 2007.

(B)   Rate shown is the 7-day simple yield as of January 31, 2007.

Cl    Class

+ At January 31, 2007, the tax basis cost of the Portfolio's investments was $15,452,582, and the unrealized appreciation and depreciation were $1,057,184 and $(206,580), respectively.

      For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

RHJ-QH-003-0600

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 96.9%
-------------------------------------------------------------------------------------------------------------
                                                                                 SHARES              VALUE
                                                                              -----------       -------------
CONSUMER DISCRETIONARY -- 14.5%
    Bally Technologies* ...................................................        60,000       $   1,151,400
    DeVry .................................................................        40,800           1,148,928
    Gemstar-TV Guide International* .......................................       335,800           1,356,632
    Iconix Brand Group* ...................................................       114,900           2,287,659
    Oakley* ...............................................................        57,200           1,324,752
    Quiksilver* ...........................................................       104,400           1,483,524
    Sonic Automotive, Cl A ................................................        69,600           2,181,960
                                                                                                -------------
                                                                                                   10,934,855
                                                                                                -------------
ENERGY -- 6.0%
    Hanover Compressor* ...................................................        64,300           1,244,205
    Universal Compression Holdings* .......................................        27,400           1,656,056
    World Fuel Services ...................................................        35,400           1,623,090
                                                                                                -------------
                                                                                                    4,523,351
                                                                                                -------------
FINANCIALS -- 10.7%
    Advance America Cash Advance Centers ..................................        87,200           1,217,312
    Annaly Capital Management .............................................        80,700           1,112,046
    HCC Insurance Holdings ................................................        54,200           1,692,666
    IPC Holdings ..........................................................        56,700           1,669,815
    Mercury General .......................................................        25,900           1,350,944
    South Financial Group .................................................        40,300           1,041,352
                                                                                                -------------
                                                                                                    8,084,135
                                                                                                -------------
HEALTH CARE -- 11.0%
    Analogic ..............................................................        13,800             810,336
    Kendle International* .................................................        34,471           1,338,854
    PerkinElmer ...........................................................        60,700           1,448,909
    Pharmaceutical Product Development ....................................        33,000           1,138,500
    STERIS ................................................................        55,400           1,431,536
    SurModics* ............................................................        33,100           1,190,276
    Universal Health Services, Cl B .......................................        17,200             996,396
                                                                                                -------------
                                                                                                    8,354,807
                                                                                                -------------
INDUSTRIALS -- 24.7%
    AAR* ..................................................................        81,400           2,424,906
    ACCO Brands* ..........................................................        23,843             575,331
    Actuant, Cl A .........................................................        27,400           1,364,246
    Allied Waste Industries* ..............................................        99,100           1,267,489
    CRA International* ....................................................        22,900           1,234,768
    Dollar Thrifty Automotive Group* ......................................        41,000           1,932,330
    EnerSys* ..............................................................        91,100           1,481,286
    ESCO Technologies* ....................................................        20,400             974,508
    JetBlue Airways* ......................................................        77,900           1,065,672
    Navigant Consulting* ..................................................        66,400           1,379,792
    Power-One* ............................................................       100,628             743,641
    Shaw Group* ...........................................................        50,000           1,688,000
    Toro ..................................................................        30,100           1,543,227
    Triumph Group .........................................................        16,890             949,218
                                                                                                -------------
                                                                                                   18,624,414
                                                                                                -------------
INFORMATION TECHNOLOGY -- 24.3%
    Andrew* ...............................................................       153,200           1,626,984
    Aspen Technology* .....................................................       136,500           1,399,125

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------------------------------
                                                                                 SHARES              VALUE
                                                                              -----------       -------------
INFORMATION TECHNOLOGY -- CONTINUED
    Cogent* ...............................................................        82,200       $     867,210
    Coherent* .............................................................        40,900           1,257,675
    Comtech Group* ........................................................        59,200             974,432
    Epicor Software* ......................................................       109,800           1,520,730
    j2 Global Communications* .............................................        37,700             998,296
    Micros Systems* .......................................................        25,400           1,430,020
    Microsemi* ............................................................        70,000           1,274,000
    Polycom* ..............................................................        46,400           1,559,968
    RF Micro Devices* .....................................................       146,800           1,133,296
    SPSS* .................................................................        54,000           1,675,080
    Transaction Systems Architects* .......................................        37,100           1,341,165
    Wright Express* .......................................................        41,600           1,284,192
                                                                                                -------------
                                                                                                   18,342,173
                                                                                                -------------
MATERIALS -- 5.7%
    Aventine Renewable Energy Holdings* ...................................        66,200           1,045,960
    International Flavors & Fragrances ....................................        40,900           1,982,832
    Valspar ...............................................................        44,700           1,259,646
                                                                                                -------------
                                                                                                    4,288,438
                                                                                                -------------
    TOTAL COMMON STOCK
         (Cost $64,266,804) ...............................................                        73,152,173
                                                                                                -------------
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.5%
-------------------------------------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 3.5%
    HighMark Diversified Money Market Fund, Fiduciary Class, 4.970%
         (Cost $2,688,964) ................................................     2,688,964           2,688,964
                                                                                                -------------
    TOTAL INVESTMENTS -- 100.4%
         (Cost $66,955,768)+ ..............................................                     $  75,841,137
                                                                                                =============

      Percentages are based on Net Assets of $75,501,836.

*     Non-Income Producing Security

(A)   Rate shown is the 7-day effective yield as of January 31, 2007.

Cl    Class

+ At January 31, 2007, the tax basis cost of the Portfolio's investments was $66,955,768, and the unrealized appreciation and depreciation were $10,465,023 and $(1,579,654), respectively.

      For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

RHJ-QH-002-0600

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 92.7%
------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES             VALUE
                                                                                    ----------       -------------
CONSUMER DISCRETIONARY -- 15.1%
    AFC Enterprises* .....................................................             145,400       $   2,436,904
    California Pizza Kitchen* ............................................              53,700           1,914,405
    Century Casinos* .....................................................             189,700           2,039,275
    Conn's* ..............................................................              90,100           2,114,647
    Cost Plus* ...........................................................             169,300           1,743,790
    Cresud ADR ...........................................................              52,076             967,572
    Cutter & Buck ........................................................              81,100           1,051,867
    Cybex International* .................................................             245,000           1,514,100
    dELiA*s* .............................................................             178,500           1,840,335
    Fleetwood Enterprises* ...............................................             256,300           2,360,523
    HOT Topic* ...........................................................             248,500           2,586,885
    Kona Grill* ..........................................................              96,600           1,938,762
    Mortons Restaurant Group* ............................................               9,498             177,707
    Progressive Gaming International* ....................................             271,000           2,487,780
    Rubio's Restaurants* .................................................              71,800             706,512
    Trump Entertainment Resorts* .........................................             102,900           1,827,504
    Ultralife Batteries* .................................................             121,039           1,355,637
    Unifirst .............................................................              59,600           2,475,188
                                                                                                     -------------
                                                                                                        31,539,393
                                                                                                     -------------
CONSUMER STAPLES -- 2.0%
    Darling International* ...............................................             457,600           2,644,928
    Medifast* ............................................................             165,123           1,540,598
                                                                                                     -------------
                                                                                                         4,185,526
                                                                                                     -------------
ENERGY -- 8.3%
    Bronco Drilling* .....................................................             147,200           2,336,064
    Edge Petroleum* ......................................................             205,922           3,049,705
    GMX Resources* .......................................................              75,100           2,799,728
    Petroquest Energy* ...................................................             415,800           5,417,874
    T-3 Energy Services* .................................................              99,500           1,908,410
    Toreador Resources* ..................................................              67,300           1,804,986
                                                                                                     -------------
                                                                                                        17,316,767
                                                                                                     -------------
FINANCIALS -- 5.9%
    Bancorp* .............................................................              80,200           2,106,854
    Capstead Mortgage ....................................................             171,300           1,368,687
    Columbia Bancorp .....................................................              42,672           1,061,679
    Franklin Bank* .......................................................              49,000             931,000
    MFA Mortgage Investments .............................................             367,983           2,737,794
    Nexity Financial* ....................................................              83,800           1,001,410
    Superior Bancorp* ....................................................             183,725           2,059,557
    Trico Bancshares .....................................................              40,300           1,086,488
                                                                                                     -------------
                                                                                                        12,353,469
                                                                                                     -------------
HEALTH CARE -- 14.2%
    Akorn* ...............................................................             470,069           2,881,523
    Cholestech* ..........................................................              81,028           1,363,701
    Dendrite International* ..............................................             135,700           1,480,487
    Emergency Medical Services, Cl A* ....................................             145,700           3,788,200
    Emergent Biosolutions* ...............................................             183,100           2,762,979
    eResearch Technology* ................................................             191,300           1,339,100
    IRIS International* ..................................................             154,700           1,785,238
    Kendle International* ................................................             105,100           4,082,084

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES             VALUE
                                                                                    ----------       -------------
HEALTH CARE -- CONTINUED
    Matrixx Initiatives* .................................................              83,800       $   1,412,030
    Minrad International* ................................................             234,762           1,331,101
    Natus Medical* .......................................................             135,300           2,056,560
    NovaMed* .............................................................             265,800           1,982,868
    Providence Service* ..................................................              90,800           1,997,600
    Radiation Therapy Services* ..........................................              47,700           1,416,213
                                                                                                     -------------
                                                                                                        29,679,684
                                                                                                     -------------
INDUSTRIALS -- 14.6%
    American Ecology .....................................................              71,700           1,398,867
    Apogee Enterprises ...................................................             247,205           4,704,311
    CRA International* ...................................................              40,200           2,167,584
    FirstService* ........................................................              43,400           1,090,208
    Gehl* ................................................................              69,900           1,869,825
    Healthcare Services Group ............................................              93,900           2,715,588
    Home Solutions of America* ...........................................             454,400           2,912,704
    KVH Industries* ......................................................             312,600           3,141,630
    Power-One* ...........................................................             248,900           1,839,371
    Standard Parking* ....................................................              71,800           2,734,144
    Team* ................................................................              37,589           1,283,664
    Titan International ..................................................             145,900           3,383,421
    Vocus* ...............................................................              64,800           1,208,520
                                                                                                     -------------
                                                                                                        30,449,837
                                                                                                     -------------
INFORMATION TECHNOLOGY -- 32.6%
    Acacia Research - Acacia Technologies* ...............................              18,245             247,402
    Ariba* ...............................................................             230,400           2,142,720
    Bankrate* ............................................................              66,500           2,627,415
    Cbeyond* .............................................................              68,000           2,020,960
    ChipMOS Technologies (Bermuda)* ......................................             166,900           1,208,356
    ClearOne Communications* .............................................               8,369              39,544
    Comtech Group* .......................................................             192,700           3,171,842
    CTS ..................................................................             157,200           2,436,600
    eCollege.com* ........................................................             129,700           2,143,941
    EFJ* .................................................................             165,400           1,085,024
    Genesis Microchip* ...................................................             252,100           1,994,111
    Gilat Satellite Networks* ............................................             307,700           2,769,300
    HMS Holdings* ........................................................             239,900           4,673,252
    Ikanos Communications* ...............................................             108,200             876,420
    InterVoice* ..........................................................             369,700           2,425,232
    Iona Technologies ADR* ...............................................             404,800           2,125,200
    LoopNet* .............................................................             149,800           2,510,648
    NetList* .............................................................             172,200           1,635,900
    NIC* .................................................................             271,000           1,449,850
    Novatel Wireless* ....................................................             236,800           2,673,472
    Phase Forward* .......................................................             125,700           1,701,978
    Saba Software* .......................................................             389,700           2,872,089
    SafeNet* .............................................................             128,000           3,201,280
    Seachange International* .............................................             438,500           4,385,000
    Sigma Designs* .......................................................              58,500           1,416,285
    Silicon Motion Technology ADR* .......................................             126,400           2,329,552
    SPSS* ................................................................              79,200           2,456,784
    Stratasys* ...........................................................              48,000           1,547,520
    Tyler Technologies* ..................................................             183,800           2,554,820
    Unica* ...............................................................             133,300           1,592,935

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES             VALUE
                                                                                    ----------       -------------
INFORMATION TECHNOLOGY -- CONTINUED
    VA Software* .........................................................             216,900       $   1,112,697
    Vasco Data Security International* ...................................             167,500           2,462,250
                                                                                                     -------------
                                                                                                        67,890,379
                                                                                                     -------------
    TOTAL COMMON STOCK
      (Cost $158,659,523) ................................................                             193,415,055
                                                                                                     -------------
------------------------------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
------------------------------------------------------------------------------------------------------------------
    Hoenig Group Escrow Receipt(A)
      (Cost $0) ..........................................................              62,600              14,398
                                                                                                     -------------
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.6%
------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS (B) -- 7.6%
    HighMark Diversified Money Market Fund, Fiduciary Class, 4.970% ......           8,355,125           8,355,125
    HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 4.910% ............................................           7,503,851           7,503,851
                                                                                                     -------------
    TOTAL SHORT-TERM INVESTMENTS
       (Cost $15,858,976) ................................................                              15,858,976
                                                                                                     -------------
    TOTAL INVESTMENTS -- 100.3%
       (Cost $174,518,499)+ ..............................................                           $ 209,288,429
                                                                                                     =============

      Percentages are based on Net Assets of $208,629,647.

*     Non-Income Producing Security

(A) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such security as of January 31, 2007, was $14,398 and represented 0.00% of Net Assets.

(B)   Rate shown is the 7-day effective yield as of January 31, 2007.

ADR   American Depositary Receipt

Cl    Class

+ At January 31, 2007, the tax basis cost of the Portfolio's investments was $174,518,499, and the unrealized appreciation and depreciation were $38,159,569 and $(3,389,639), respectively.

      For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

RHJ-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.